AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 96.2%
Aerospace & Defense — 2.3%
Boeing Co. (The)*	1,200	$231,588
Curtiss-Wright Corp.	3,100	793,414
Howmet Aerospace, Inc.	72,262	4,944,889
L3Harris Technologies, Inc.	800	170,480
Northrop Grumman Corp.	7,961	3,810,612
Textron, Inc.	2,300	220,639
		10,171,622
Air Freight & Logistics — 0.3%
FedEx Corp.	4,436	1,285,287
Automobile Components — 0.2%
Aptiv PLC*	11,500	915,975
Automobiles — 1.0%
Ford Motor Co.	105,703	1,403,736
General Motors Co.	22,900	1,038,515
Tesla, Inc.*	10,285	1,808,000
		4,250,251
Banks — 3.1%
Bank of America Corp.	60,835	2,306,863
BankUnited, Inc.	8,700	243,600
Citizens Financial Group, Inc.	8,200	297,578
Huntington Bancshares, Inc.	7,200	100,440
JPMorgan Chase & Co.	20,768	4,159,830
Truist Financial Corp.	9,400	366,412
U.S. Bancorp	48,721	2,177,829
Wells Fargo & Co.	71,484	4,143,213
		13,795,765
Beverages — 1.4%
Coca-Cola Co. (The)	36,236	2,216,919
Diageo PLC (United Kingdom)	23,015	851,606
Keurig Dr. Pepper, Inc.	48,000	1,472,160
PepsiCo, Inc.	4,072	712,641
Pernod Ricard SA (France)	5,048	817,191
		6,070,517
Biotechnology — 2.6%
AbbVie, Inc.	22,666	4,127,479
ACADIA Pharmaceuticals, Inc.*	16,400	303,236
Biogen, Inc.*	2,825	609,155
Regeneron Pharmaceuticals, Inc.*	3,050	2,935,594
United Therapeutics Corp.*	700	160,804
Vertex Pharmaceuticals, Inc.*	7,551	3,156,393
		11,292,661
Broadline Retail — 4.4%
Amazon.com, Inc.*	108,061	19,492,043
Building Products — 1.4%
Allegion PLC	3,723	501,525
AZEK Co., Inc. (The)*	10,200	512,244
Carrier Global Corp.	20,019	1,163,704
Johnson Controls International PLC	16,727	1,092,608
Masco Corp.	700	55,216
Owens Corning	6,000	1,000,800
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Trane Technologies PLC	5,859	$1,758,872
		6,084,969
Capital Markets — 3.1%
Ameriprise Financial, Inc.	5,313	2,329,432
Bank of New York Mellon Corp. (The)	25,627	1,476,628
BGC Group, Inc. (Class A Stock)	48,600	377,622
BlackRock, Inc.	1,190	992,103
Charles Schwab Corp. (The)	9,029	653,158
CME Group, Inc.	3,176	683,761
Goldman Sachs Group, Inc. (The)	4,960	2,071,742
Intercontinental Exchange, Inc.	3,600	494,748
Janus Henderson Group PLC	2,700	88,803
Morgan Stanley	23,961	2,256,168
MSCI, Inc.	1,000	560,450
Northern Trust Corp.	800	71,136
S&P Global, Inc.	4,200	1,786,890
T. Rowe Price Group, Inc.	800	97,536
		13,940,177
Chemicals — 1.5%
DuPont de Nemours, Inc.(a)	14,401	1,104,125
Ecolab, Inc.	1,000	230,900
Linde PLC	2,734	1,269,451
PPG Industries, Inc.	20,446	2,962,625
Sherwin-Williams Co. (The)	2,700	937,791
		6,504,892
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	2,000	89,240
HNI Corp.	1,300	58,669
Waste Management, Inc.	3,891	829,367
		977,276
Communications Equipment — 0.2%
Arista Networks, Inc.*	1,400	405,972
Cisco Systems, Inc.	11,176	557,794
		963,766
Construction Materials — 1.1%
Summit Materials, Inc. (Class A Stock)*	25,599	1,140,947
Vulcan Materials Co.	13,338	3,640,207
		4,781,154
Consumer Finance — 0.6%
American Express Co.	12,072	2,748,674
LendingClub Corp.*	6,900	60,651
		2,809,325
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp.	3,036	2,224,265
Target Corp.	12,979	2,300,008
United Natural Foods, Inc.*	23,300	267,717
		4,791,990
Distributors — 0.0%
Genuine Parts Co.	400	61,972
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.0%
Frontdoor, Inc.*	4,900	$159,642
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	79,777	1,404,075
Verizon Communications, Inc.	25,716	1,079,044
		2,483,119
Electric Utilities — 1.3%
NextEra Energy, Inc.	23,327	1,490,828
PG&E Corp.	128,125	2,147,375
PNM Resources, Inc.	5,000	188,200
Southern Co. (The)	12,216	876,376
Xcel Energy, Inc.	17,553	943,474
		5,646,253
Electrical Equipment — 2.1%
AMETEK, Inc.	6,213	1,136,358
Eaton Corp. PLC	18,348	5,737,052
Emerson Electric Co.	4,500	510,390
EnerSys	3,800	358,948
Vertiv Holdings Co. (Class A Stock)	21,500	1,755,905
		9,498,653
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	11,434	1,660,674
Energy Equipment & Services — 0.6%
Baker Hughes Co.	77,505	2,596,417
Oceaneering International, Inc.*	2,800	65,520
		2,661,937
Entertainment — 0.5%
Electronic Arts, Inc.	10,850	1,439,470
Netflix, Inc.*	400	242,932
Walt Disney Co. (The)	3,100	379,316
Warner Bros Discovery, Inc.*	25,900	226,107
		2,287,825
Financial Services — 3.7%
Berkshire Hathaway, Inc. (Class B Stock)*	2,826	1,188,389
Corpay, Inc.*	4,114	1,269,334
Fidelity National Information Services, Inc.	2,100	155,778
Fiserv, Inc.*(a)	10,956	1,750,988
Mastercard, Inc. (Class A Stock)	14,233	6,854,186
Visa, Inc. (Class A Stock)(a)	18,150	5,065,302
		16,283,977
Food Products — 0.9%
Archer-Daniels-Midland Co.	18,877	1,185,664
Hain Celestial Group, Inc. (The)*	5,600	44,016
Ingredion, Inc.	1,500	175,275
Mondelez International, Inc. (Class A Stock)	36,578	2,560,460
		3,965,415
	Shares	Value
Common Stocks (continued)
Ground Transportation — 1.3%
Canadian Pacific Kansas City Ltd. (Canada)(a)	7,404	$652,811
CSX Corp.	78,484	2,909,402
J.B. Hunt Transport Services, Inc.(a)	2,570	512,072
Uber Technologies, Inc.*	22,300	1,716,877
		5,791,162
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	4,139	470,439
Baxter International, Inc.	2,858	122,151
Becton, Dickinson & Co.	11,862	2,935,252
Boston Scientific Corp.*	8,500	582,165
Hologic, Inc.*	2,400	187,104
Intuitive Surgical, Inc.*	1,000	399,090
Medtronic PLC	35,463	3,090,600
Stryker Corp.	6,120	2,190,164
		9,976,965
Health Care Providers & Services — 2.3%
Cardinal Health, Inc.	14,000	1,566,600
Centene Corp.*	18,700	1,467,576
Cigna Group (The)	5,387	1,956,505
Elevance Health, Inc.	1,912	991,448
Laboratory Corp. of America Holdings	3,700	808,302
UnitedHealth Group, Inc.	6,961	3,443,607
		10,234,038
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	460	1,337,114
Dave & Buster’s Entertainment, Inc.*(a)	2,900	181,540
Hilton Worldwide Holdings, Inc.	4,138	882,677
Marriott International, Inc. (Class A Stock)	5,142	1,297,378
McDonald’s Corp.	8,748	2,466,499
		6,165,208
Household Products — 1.1%
Colgate-Palmolive Co.	33,243	2,993,532
Energizer Holdings, Inc.	6,200	182,528
Procter & Gamble Co. (The)	10,623	1,723,582
		4,899,642
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	19,311	346,246
Industrial Conglomerates — 1.3%
3M Co.	15,650	1,659,996
General Electric Co.	10,900	1,913,277
Honeywell International, Inc.	10,874	2,231,888
		5,805,161
Industrial REITs — 0.6%
LXP Industrial Trust	20,700	186,714
Prologis, Inc.	19,740	2,570,543
		2,757,257
Insurance — 2.4%
Allstate Corp. (The)	9,300	1,608,993

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
American International Group, Inc.	4,433	$346,527
Aon PLC (Class A Stock)	3,068	1,023,853
Assurant, Inc.	6,100	1,148,264
Chubb Ltd.	5,546	1,437,135
Cincinnati Financial Corp.	1,300	161,421
Loews Corp.	1,200	93,948
MetLife, Inc.	8,200	607,702
Oscar Health, Inc. (Class A Stock)*	17,400	258,738
Progressive Corp. (The)	5,251	1,086,012
Travelers Cos., Inc. (The)	8,099	1,863,904
Willis Towers Watson PLC	3,716	1,021,900
		10,658,397
Interactive Media & Services — 6.4%
Alphabet, Inc. (Class A Stock)*	94,665	14,287,789
Alphabet, Inc. (Class C Stock)*	25,408	3,868,622
Meta Platforms, Inc. (Class A Stock)	20,866	10,132,112
		28,288,523
IT Services — 0.9%
Accenture PLC (Class A Stock)	5,744	1,990,928
Akamai Technologies, Inc.*(a)	7,200	783,072
Cognizant Technology Solutions Corp. (Class A Stock)	5,600	410,424
International Business Machines Corp.	4,400	840,224
		4,024,648
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	9,461	1,376,670
Danaher Corp.	6,308	1,575,234
ICON PLC*	4,753	1,596,770
Medpace Holdings, Inc.*	2,100	848,715
West Pharmaceutical Services, Inc.	2,700	1,068,417
		6,465,806
Machinery — 0.9%
Allison Transmission Holdings, Inc.	3,700	300,292
Blue Bird Corp.*	1,900	72,846
Deere & Co.	7,980	3,277,705
Flowserve Corp.	1,900	86,792
Fortive Corp.	2,181	187,610
Tennant Co.	1,100	133,771
Terex Corp.	1,100	70,840
		4,129,856
Media — 0.4%
Cable One, Inc.	868	367,277
Comcast Corp. (Class A Stock)	29,750	1,289,662
		1,656,939
Metals & Mining — 0.0%
Freeport-McMoRan, Inc.	4,300	202,186
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	18,400	209,944
Multi-Utilities — 0.5%
Avista Corp.	15,300	535,806
Black Hills Corp.	4,100	223,860
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
CMS Energy Corp.	12,300	$742,182
DTE Energy Co.	3,300	370,062
NiSource, Inc.	13,700	378,942
Sempra	1,400	100,562
		2,351,414
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	5,100	822,528
ConocoPhillips	40,690	5,179,023
Exxon Mobil Corp.	48,166	5,598,816
Marathon Petroleum Corp.	1,900	382,850
Peabody Energy Corp.	2,100	50,946
Phillips 66	5,700	931,038
		12,965,201
Passenger Airlines — 0.0%
SkyWest, Inc.*	3,100	214,148
Personal Care Products — 0.3%
BellRing Brands, Inc.*	2,500	147,575
Edgewell Personal Care Co.	3,000	115,920
Kenvue, Inc.	54,453	1,168,561
		1,432,056
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	51,316	2,782,867
Elanco Animal Health, Inc.*	22,400	364,672
Eli Lilly & Co.	6,693	5,206,886
Johnson & Johnson	17,563	2,778,291
Merck & Co., Inc.	29,876	3,942,138
Pfizer, Inc.	40,890	1,134,698
Zoetis, Inc.	5,000	846,050
		17,055,602
Professional Services — 0.1%
Dun & Bradstreet Holdings, Inc.	35,318	354,593
Residential REITs — 0.3%
Equity Residential	18,600	1,173,846
Retail REITs — 0.0%
Acadia Realty Trust(a)	4,500	76,545
Semiconductors & Semiconductor Equipment — 10.4%
Analog Devices, Inc.	15,898	3,144,465
Applied Materials, Inc.	14,126	2,913,205
ASML Holding NV (Netherlands) (XAMS)	1,316	1,275,812
ASML Holding NV (Netherlands) (XNGS)	934	906,419
Broadcom, Inc.	380	503,656
Intel Corp.	40,000	1,766,800
Lam Research Corp.	2,591	2,517,338
Micron Technology, Inc.	14,600	1,721,194
NVIDIA Corp.	27,099	24,485,573
NXP Semiconductors NV (China)	13,608	3,371,654
Photronics, Inc.*	3,550	100,536
QUALCOMM, Inc.	12,900	2,183,970

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	5,534	$964,078
		45,854,700
Software — 11.2%
Adobe, Inc.*	2,922	1,474,441
Check Point Software Technologies Ltd. (Israel)*	8,601	1,410,650
CommVault Systems, Inc.*	1,500	152,145
Crowdstrike Holdings, Inc. (Class A Stock)*	800	256,472
Intuit, Inc.	2,841	1,846,650
Microsoft Corp.	87,619	36,863,066
Oracle Corp.	16,551	2,078,971
Salesforce, Inc.	11,284	3,398,515
ServiceNow, Inc.*	2,400	1,829,760
Teradata Corp.*	3,500	135,345
Workday, Inc. (Class A Stock)*	1,300	354,575
		49,800,590
Specialized REITs — 0.6%
American Tower Corp.	9,055	1,789,177
Iron Mountain, Inc.	5,500	441,155
Rayonier, Inc.(a)	11,869	394,526
Weyerhaeuser Co.	1,775	63,740
		2,688,598
Specialty Retail — 2.4%
AutoZone, Inc.*	578	1,821,653
Duluth Holdings, Inc. (Class B Stock)*(a)	36,403	178,375
Home Depot, Inc. (The)	6,378	2,446,601
Lowe’s Cos., Inc.	15,115	3,850,244
TJX Cos., Inc. (The)	12,145	1,231,746
Tractor Supply Co.(a)	770	201,524
Ulta Beauty, Inc.*	1,600	836,608
		10,566,751
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	115,763	19,851,039
Hewlett Packard Enterprise Co.	72,800	1,290,744
HP, Inc.	8,500	256,870
NetApp, Inc.	4,100	430,377
Seagate Technology Holdings PLC	11,226	1,044,579
Super Micro Computer, Inc.*(a)	650	656,520
Western Digital Corp.*	4,500	307,080
		23,837,209
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.*	1,170	1,101,274
G-III Apparel Group Ltd.*	19,000	551,190
LVMH Moet Hennessy Louis Vuitton SE (France)	1,242	1,117,548
		2,770,012
Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc.*	600	58,812
	Shares	Value
Common Stocks (continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	3,400	$415,514
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc.	8,900	142,578

Total Common Stocks (cost $342,726,557)		426,207,284
Unaffiliated Exchange-Traded Funds — 2.9%
iShares Core S&P 500 ETF	13,255	6,968,551
SPDR S&P 500 ETF Trust	10,917	5,710,355

Total Unaffiliated Exchange-Traded Funds (cost $11,050,666)		12,678,906

Total Long-Term Investments (cost $353,777,223)		438,886,190
Short-Term Investments — 2.9%
Affiliated Mutual Funds — 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	2,513,157	2,513,157
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $9,365,407; includes $9,327,272 of cash collateral for securities on loan)(b)(wb)	9,369,262	9,364,577

Total Affiliated Mutual Funds (cost $11,878,564)		11,877,734

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Government Agency Obligation(n) — 0.1%
Federal Home Loan Bank
5.153%	04/01/24	645	644,615
(cost $645,000)
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
5.270%	06/20/24	250	247,102
(cost $247,115)

Total Short-Term Investments (cost $12,770,679)				12,769,451

TOTAL INVESTMENTS—102.0% (cost $366,547,902)				451,655,641

Liabilities in excess of other assets(z) — (2.0)%				(8,831,120)

Net Assets — 100.0%				$442,824,521

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
SPDR	Standard & Poor’s Depositary Receipts
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,139,215; cash collateral of $9,327,272 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
9	S&P 500 E-Mini Index	Jun. 2024	$2,388,825	$52,681
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5